Debt Obligation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt		$ 4,115,344	$ 3,797,729
Amount due within one year		408,365	242,433
Amounts due beyond one year		3,706,979	3,555,296
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 148,131	$ 158,371
Weighted average variable interest rate		3.50%	3.50%
Fixed interest rate			3.50%
Final Maturity		Dec. 23, 2026
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[1]	$ 646,551	$ 689,658
Weighted average variable interest rate	[1]	1.91%	3.49%
Final Maturity	[1]	Jul. 31, 2026
TMCL VI Term Loan
Debt Instrument [Line Items]
Long term debt		$ 223,630	$ 249,421
Weighted average variable interest rate		4.29%	4.30%
Final Maturity		Feb. 28, 2038
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,433,919	$ 1,280,037
Weighted average variable interest rate		1.65%	3.29%
Final Maturity		Sep. 30, 2023
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 300,305	$ 327,563
Fixed interest rate		4.02%	4.02%
Final Maturity		Apr. 30, 2044
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 429,600
Fixed interest rate		3.07%	0.00%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 587,183
Fixed interest rate		2.26%	0.00%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 214,168
Fixed interest rate		2.15%	0.00%
Final Maturity		Sep. 30, 2045
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 131,857	$ 152,824
Weighted average variable interest rate		2.11%	3.69%
Final Maturity		Dec. 31, 2021
TMCL V 2017-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 316,395
Fixed interest rate		0.00%	3.91%
Final Maturity		May 31, 2042
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Long term debt			$ 395,836
Fixed interest rate		0.00%	3.73%
Final Maturity		Jun. 30, 2042
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 227,624
Fixed interest rate		0.00%	4.14%
Final Maturity		Jul. 31, 2043

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.